Company information (Policies)	6 Months Ended
Jun. 30, 2025
Disclosure Of Company Information [Abstract]
Basis of preparation
Basis of preparation
Compliance with International Financial Reporting Standards
These unaudited interim condensed consolidated financial statements, as of and for the three and six months ended June 30, 2025, of the Company have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2024.

Accounting policies
Accounting policies
The material accounting policies adopted in the preparation of these unaudited interim condensed consolidated financial statements are the same as those applied in the Company’s annual consolidated financial statements as of and for the year ended December 31, 2024, except as noted under “—Change in accounting policies”, and have been consistently applied, unless otherwise stated. Where expense is definitively calculated only on an annual basis, as is the case for income taxes and pension costs, appropriate estimates are made for interim reporting periods.

Borrowings
Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Transaction costs include any incremental costs directly attributable to the acquisition of the financial liability, that would otherwise have not been incurred if the Company did not acquire the financial instrument. Borrowings are subsequently measured at amortized cost using the effective interest method. The effective interest method recognizes any difference between the loan proceeds, net of transaction costs, and the redemption amount as interest expense through the profit and loss statement for the period. Changes in the effective interest rate (“EIR”) are updated prospectively based on the most recent interest payment rate at the end of each reporting period. Borrowings are removed from the balance sheet when the obligation is discharged, cancelled, or repaid. When the borrowing is removed from the balance sheet, any difference between the carrying amount of the financial liability, and the consideration paid, is recognized in profit or loss as a non-operating income or expense. Borrowings are classified as current liabilities unless the maturity date is greater than 12 months or the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Income tax expense	Income tax expense Taxes on income in the interim periods are accrued using the tax rates that would be applicable based on the expected annual profit or loss of each of the Company’s entities.
Post-employment defined benefit plan expense
Post-employment defined benefit plan expense
Post-employment defined benefit plan expense in interim reporting periods is recognized on the basis of the current year cost estimate made by the actuaries in their annual report as of the end of the preceding year. Potential remeasurement gains or losses from the defined benefits plan are estimated based on the relevant indexes at the end of the reporting period and recorded in the Company’s statements of comprehensive loss.

Recent new accounting standards, amendments to standards, and interpretations
Recent new accounting standards, amendments to standards, and interpretations
New standards, amendments to standards, and interpretations issued recently effective
There are no new IFRS standards, amendments, or interpretations that are mandatory as of January 1, 2025 that are relevant to the Company.
New standards, amendments to standards, and interpretations issued not yet effective
In April 2024, IFRS 18, Presentation and Disclosure in Financial Statements, was issued to achieve comparability of the financial performance of similar entities. The standard, which will replace IAS 1 impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, and requires retrospective application. The Company is currently evaluating the new standard to determine if it will have a material impact on the Company’s financial statements.

There are no other IFRS Accounting Standards or IFRS Interpretations Committee interpretations that are not yet effective and that could have a material impact to the interim condensed consolidated financial statements.

Critical estimates and judgement
Critical estimates and judgments
The preparation of the unaudited interim condensed consolidated financial statements in conformity with IAS 34 requires management to make judgments, estimates and assumptions. Information regarding accounting areas where such judgments, estimates and assumptions are of particular significance is set out in the annual financial statements under “Critical estimates and judgments.”

Going concern basis	Going concern basis These unaudited interim condensed consolidated financial statements have been prepared on a going concern basis.
Foreign currency translation
Foreign currency translation
Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The Company’s reporting currency of the Company’s consolidated financial statements is the United States Dollar (“USD”). Assets and liabilities denominated in foreign currencies are translated at the month-end spot exchange rates, income statement accounts are translated at average rates of exchange for the period presented, and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income.